Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 13 .4%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 530,944 $ 555,090
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 108,402 109,258
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 278,101 281,760
Ally Bank Auto Credit-Linked Notes, 6.0660%, 6/15/33 (144A) 199,458 199,093
Ally Bank Auto Credit-Linked Notes, 6.1640%, 9/15/33 (144A) 644,321 643,913
Amur Equipment Finance Receivables XV LLC, 5.6800%, 8/20/32 (144A) 275,000 279,362
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.2973%,
12/26/31 (144A)
‡
370,451 376,068
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 6.4473%,
6/25/47 (144A)
‡
74,870 76,494
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.4973%,
7/27/48 (144A)
‡
224,032 224,031
Business Jet Securities LLC, 9.1320%, 5/15/39 (144A) 166,736 172,423
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 302,140 295,188
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 465,375 528,333
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 443,000 440,477
COOPR Residential Mortgage Trust, 5.6540%, 5/25/60 (144A)
Ç
735,226 744,525
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 95,000 100,243
Exeter Select Automobile Receivables Trust, 5.3400%, 1/15/32 150,000 151,006
FHF Issuer Trust, 5.7500%, 5/15/30 (144A) 543,000 549,229
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 305,000 303,667
FHF Issuer Trust, 5.9500%, 6/15/32 (144A) 193,000 185,672
FIGRE Trust, 5.9740%, 12/25/54 (144A)
‡
387,702 391,912
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 330,000 331,789
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 200,696 213,562
Hilton Grand Vacations Trust, 5.5200%, 5/27/42 (144A) 253,026 256,527
Hilton Grand Vacations Trust, 5.1200%, 5/25/44 (144A) 331,995 333,999
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 8.9530%,
5/20/32 (144A)
‡
145,895 150,011
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.2500%, 6.9530%,
9/20/33 (144A)
‡
426,669 426,984
Jersey Mike's Funding, 5.6100%, 8/16/55 (144A) 349,125 353,057
Lendbuzz Securitization Trust, 4.6800%, 7/15/30 (144A) 192,000 192,100
Lendbuzz Securitization Trust, 5.1600%, 12/16/30 (144A) 32,000 32,096
Lendbuzz Securitization Trust, 5.7400%, 9/15/31 (144A) 41,000 41,065
Libra Solutions LLC, 8.0550%, 8/15/39 (144A) 1,000,000 1,003,732
Lmdv Issuer Co. LLC, 5.9000%, 12/15/55 (144A) 301,000 304,815
Lmdv Issuer Co. LLC, 7.8800%, 12/15/55 (144A) 214,000 217,743
Luxury Lease Partners Auto Lease Trust, 5.5100%, 3/15/32 (144A) 552,630 552,466
Marlette Funding Trust, 6.0200%, 7/16/35 (144A) 348,000 350,089
MVW LLC, 5.7500%, 9/22/42 (144A) 246,562 251,628
QTS Issuer ABS I LLC, 5.9280%, 5/25/55 (144A) 248,000 244,893
QTS Issuer ABS II LLC, 6.7290%, 1/5/56 (144A) 223,000 225,316
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
274,285 276,918
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
218,469 221,241
Reach Abs Trust, 5.1600%, 2/15/33 (144A) 250,000 249,897
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 198,000 203,403
Reach ABS Trust, 5.6900%, 8/18/32 (144A) 150,000 151,392
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 388,360 393,993
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 767,513 780,764
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 186,694 189,608
Santander Bank Auto Credit-Linked Notes, 6.2740%, 1/16/34 (144A) 250,000 250,203
SF Abs Issuer LLC, 5.3770%, 11/25/55 (144A) 647,000 629,966
Sierra Timeshare Receivables Funding LLC, 6.8600%, 1/21/42 (144A) 288,750 283,212

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
SoFi Consumer Loan Program Trust, 5.3500%, 8/15/34 (144A) $ 713,000 $ 720,202
Sotheby's Artfi Master Trust, 7.9100%, 12/22/31 (144A) 668,000 670,154
Sotheby's Artfi Master Trust, 5.5400%, 6/20/33 (144A) 570,000 570,913
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A)
¢,€
802,000 197,722
Truist Bank Auto Credit-Linked Notes, 6.8070%, 9/26/33 (144A) 485,471 485,505
Upstart Securitization Trust, 5.4300%, 9/20/35 (144A) 160,000 159,183
US Bank NA, 6.7890%, 8/25/32 (144A) 48,653 49,099
VERTICAL BRIDGE CC LLC, 5.6020%, 8/16/55 (144A) 475,000 475,462
VERTICAL BRIDGE CC LLC, 7.4460%, 8/16/55 (144A) 426,000 428,325
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 208,000 208,493
Westlake Automobile Receivables Trust, 5.0800%, 5/15/31 (144A) 118,000 119,218
Westlake Automobile Receivables Trust, 4.7500%, 7/15/31 (144A) 179,000 178,783
Westlake Automobile Receivables Trust, 5.5900%, 7/15/32 (144A) 275,000 280,354
Wingspire Equipment Finance LLC, 5.4500%, 9/20/33 (144A) 374,000 376,436
Total Asset-Backed Securities (cost $21,035,484) 20,640,062
Bank Loans - 14 .2%
Communication Services - 1 .2%
DIRECTV Financing LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
5.2500%, 9.1785%, 8/2/29
‡,ƒ
243,582 243,582
Summer BC Holdco B SARL, First Lien Term Loan B, CME Term SOFR 3 Month
+ 5.0000%, 8.9319%, 2/15/29
‡,ƒ
417,819 385,141
Versant Media Group, Inc., First Lien Term Loan, CME Term SOFR 12 Month +
3.5000%, 7.1825%, 1/30/31
‡,ƒ
234,000 233,590
Windstream Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.6719%, 10/6/32
‡,ƒ
439,000 439,000
Ziggo BV, First Lien Term Loan H, EURIBOR 1 Month + 3.0000%,
4.9440%, 1/31/29
‡,ƒ
EUR 500,000 587,283
1,888,596
Consumer Discretionary - 2 .2%
gategroup Finance Luxembourg SA, First Lien Term Loan B, EURIBOR 3 Month +
3.5000%, 5.5730%, 6/10/32
‡,ƒ
EUR 500,000 597,799
gategroup Finance Luxembourg SA, First Lien Term Loan B, CME Term SOFR 6
Month + 3.5000%, 7.1896%, 6/10/32
‡,ƒ
$ 110,445 110,537
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 4.0000%,
7.6719%, 5/21/32
‡,ƒ
573,124 569,066
Inspired Finco Holdings Ltd., First Lien Term Loan, 6.4242%, 2/7/31
‡,ƒ
382,692 381,736
Men's Wearhouse, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
5.7500%, 9.2755%, 1/22/31
‡,ƒ
171,286 171,144
Park River Holdings, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
4.5000%, 8.1608%, 3/17/31
‡,ƒ
110,000 109,828
Peer Holding III BV, First Lien Term Loan B9, EURIBOR 3 Month + 2.7500%,
4.7690%, 9/27/32
‡,ƒ
EUR 500,000 596,312
River Rock Entertainment Authority, First Lien Term Loan, CME Term SOFR 3
Month + 9.0000%, 10.0000%, 6/25/31
‡,ƒ
$ 280,000 271,600
Victra Holdings LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.7500%,
7.4219%, 3/30/29
‡,ƒ
112,613 112,543
Winterfell Financing SARL, First Lien Term Loan B3, EURIBOR 6 Month +
5.0000%, 7.1270%, 5/4/28
‡,ƒ
EUR 500,000 521,661
3,442,226
Consumer Staples - 0 .5%
Froneri International Ltd., First Lien Term Loan B5, EURIBOR 6 Month + 2.7500%,
4.8990%, 9/30/32
‡,ƒ
EUR 500,000 595,622
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, CME Term SOFR 3
Month + 3.2500%, 6.9348%, 12/2/32
‡,ƒ
$ 249,219 249,842
845,464

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Bank Loans - (continued)
Financials - 2 .3%
Acropole Holding SAS, First Lien Term Loan B, EURIBOR 3 Month + 3.5000%,
5.5190%, 7/23/32
‡,ƒ
EUR 500,000 $ 597,894
Aretec Group, Inc., First Lien Term Loan B4, CME Term SOFR 1 Month +
3.0000%, 6.6719%, 8/9/30
‡,ƒ
$ 316,496 314,797
Asurion LLC, First Lien Term Loan B13, CME Term SOFR 1 Month + 4.2500%,
7.9219%, 9/19/30
‡,ƒ
354,469 354,720
Boots Group Finco LP, First Lien Term Loan, CME Term SOFR 3 Month +
3.5000%, 7.2063%, 8/30/32
‡,ƒ
134,000 134,335
Chrysaor Bidco SARL, First Lien Term Loan B, EUR0012M + 3.5000%,
5.6190%, 10/30/31
‡,ƒ
EUR 500,000 596,437
Hudson River Trading LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
2.5000%, 6.1733%, 3/18/30
‡,ƒ
$ 327,833 326,332
Jones DesLauriers Insurance Management, Inc., First Lien Term Loan, CME Term
SOFR 12 Month + 3.0000%, 6.5415%, 12/9/32
‡,ƒ
362,000 361,660
Mermaid Bidco, Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
3.2500%, 7.1506%, 7/3/31
‡,ƒ
342,443 336,022
Osaic Holdings, Inc., First Lien Term Loan, CME Term SOFR 6 Month + 3.0000%,
6.5954%, 8/2/32
‡,ƒ
123,000 121,909
Ovg Business Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.0000%, 6.6719%, 6/25/31
‡,ƒ
445,891 443,943
3,588,049
Health Care - 2 .2%
Althea Acquisition Bidco SARL, First Lien Term Loan B, EUR0012M + 3.2500%,
5.3650%, 1/20/33
‡,ƒ
EUR 500,000 594,974
Dermatology Intermediate Holdings III, Inc., First Lien Term Loan, CME Term SOFR
3 Month + 4.2500%, 7.9168%, 3/26/29
‡,ƒ
$ 276,419 264,771
Donte Group SL, First Lien Term Loan B, EURIBOR 6 Month + 4.0000%,
6.1200%, 11/26/32
‡,ƒ
EUR 500,000 598,792
Hologic, Inc., First Lien Term Loan B, EUR0012M + 2.7500%, 5.0000%, 1/14/33
‡,ƒ
EUR 500,000 594,266
Loire Finco Luxembourg SARL, First Lien Term Loan B, EURIBOR 1 Month +
4.0000%, 5.9540%, 1/21/30
‡,ƒ
EUR 500,000 598,810
PAREXEL International Corp., First Lien Term Loan B, CME Term SOFR 1 Month +
2.7500%, 6.4661%, 12/12/31
‡,ƒ
$ 145,000 144,880
Star Parent, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 4.0000%,
7.6719%, 9/27/30
‡,ƒ
566,687 566,789
3,363,282
industrials - 0 .2%
Albion Financing 3 SARL, First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 6.8685%, 5/21/31
‡,ƒ
213,000 211,735
Chariot Buyer LLC, First Lien Term Loan, CME Term SOFR 1 Month + 2.7500%,
6.4661%, 9/8/32
‡,ƒ
71,814 71,814
283,549
Industrials - 2 .5%
Ammega Group BV, First Lien Term Loan, EURIBOR 3 Month + 5.0000%,
7.0190%, 12/30/28
‡,ƒ
EUR 500,000 503,930
Azuria Water Solutions, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
2.7500%, 6.1911%, 1/27/33
‡,ƒ
$ 414,811 411,700
Beacon Mobility Corp., First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9219%, 8/6/30
‡,ƒ
42,697 42,661
CP Atlas Buyer, Inc., First Lien Term Loan B, CME Term SOFR 1 Month +
5.2500%, 8.9219%, 7/8/30
‡,ƒ
591,518 580,007
EMRLD Borrower LP, First Lien Term Loan, CME Term SOFR 6 Month +
2.2500%, 6.1219%, 8/4/31
‡,ƒ
326,581 325,970

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Bank Loans - (continued)
Industrials - (continued)
EMRLD Borrower LP, First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 6.0724%, 5/31/30
‡,ƒ
$ 237,708 $ 237,326
Ensemble RCM LLC, First Lien Term Loan, CME Term SOFR 12 Month +
3.0000%, 6.4242%, 1/27/33
‡,ƒ
797,672 792,687
Gibraltar Industries, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
2.5000%, 5.9240%, 1/31/33
‡,ƒ
156,100 156,100
Inizio Group Ltd., First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
8.0219%, 8/21/28
‡,ƒ
583,000 537,817
Salas Obrien, Inc., First Lien Term Loan, CME Term SOFR 12 Month + 2.7500%,
6.1740%, 1/21/33
‡,ƒ
187,157 187,157
3,775,355
Information Technology - 2 .2%
Darktrace Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.8981%, 10/9/31
‡,ƒ
369,370 359,212
Modena Buyer LLC, First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
7.9168%, 7/1/31
‡,ƒ
575,016 546,742
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 3.2500%, 6.9219%, 10/28/30
‡,ƒ
296,071 274,052
Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, CME Term SOFR
3 Month + 5.0000%, 8.6719%, 5/9/33
‡,ƒ
227,000 179,330
Proofpoint, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.0000%,
6.6719%, 8/31/28
‡,ƒ
422,225 418,797
X Corp., First Lien Term Loan B1, CME Term SOFR 6 Month + 6.5000%,
10.4475%, 10/26/29
‡,ƒ
173,108 172,711
X Corp., First Lien Term Loan B3, 9.5000%, 10/26/29
ƒ
807,000 834,236
Zodiac Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.1719%, 2/16/32
‡,ƒ
567,150 546,591
3,331,671
Materials - 0 .6%
Ahlstrom Holding 3 Oy, First Lien Term Loan B1, CME Term SOFR 3 Month +
4.2500%, 8.1836%, 5/23/30
‡,ƒ
289,666 289,738
INEOS US Petrochem LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
4.2500%, 7.9219%, 10/7/31
‡,ƒ
130,018 83,943
INEOS US Petrochem LLC, First Lien Term Loan B1, CME Term SOFR 1 Month +
4.2500%, 8.0219%, 4/2/29
‡,ƒ
290,780 200,880
Spa Holdings 3 Oy, First Lien Term Loan B, CME Term SOFR 3 Month +
4.0000%, 7.9336%, 2/4/28
‡,ƒ
297,756 297,291
871,852
Utilities - 0 .3%
Long Ridge Energy LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
4.5000%, 8.1719%, 2/19/32
‡,ƒ
487,698 484,650
Total Bank Loans (cost $21,976,710) 21,874,694
Collateralized Loan Obligations - 5 .0%
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 5.1660%,
10/15/38 (144A)
‡
EUR 400,000 479,455
Aurium CLO I DAC 1X DR2, EURIBOR 3 Month + 3.3500%, 5.3800%, 7/25/38
‡
EUR 700,000 847,647
Bbam European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.0500%, 5.1010%,
1/26/40 (144A)
‡
EUR 650,000 787,037
Capital Four CLO XI DAC 11A D, EURIBOR 3 Month + 3.1000%, 5.2240%,
1/25/39 (144A)
‡
EUR 400,000 482,515
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9476%,
10/19/38 (144A)
‡
$ 1,227,000 1,232,031
Fidelity Grand Harbour CLO DAC 2019-1X DR, EURIBOR 3 Month + 3.2500%,
5.2660%, 1/15/38
‡
EUR 700,000 842,527

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.3192%,
1/22/38 (144A)
‡
$ 700,000 $ 700,316
Palmer Square European CLO DAC 2021-2A DR, EURIBOR 3 Month + 3.1500%,
5.1730%, 3/15/38 (144A)
‡
EUR 280,000 335,840
Penta CLO DAC 2023-15A DR, EURIBOR 3 Month + 3.0500%, 5.0416%,
10/15/38 (144A)
‡
EUR 250,000 300,279
Penta CLO DAC 2020-7X DR, EURIBOR 3 Month + 3.3000%, 5.3300%,
1/25/39
‡
EUR 500,000 598,395
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 5.1026%,
4/23/34 (144A)
‡
$ 1,050,000 1,050,812
Total Collateralized Loan Obligations (cost $7,497,289) 7,656,854
Convertible Bonds - 0 .9%
Consumer, Non-cyclical - 0 .9%
BioMarin Pharmaceutical, Inc., 1.2500%, 5/15/27 318,000 307,952
Bridgebio Pharma, Inc., 0.7500%, 2/1/33 (144A) 292,000 297,840
Cogent Biosciences, Inc., 1.6250%, 11/15/31 117,000 140,165
Travere Therapeutics, Inc., 2.2500%, 3/1/29 131,000 169,291
Zoetis, Inc., 0.2500%, 6/15/29 (144A) 372,000 380,370
1,295,618
Total Convertible Bonds (cost 1,296,002) 1,295,618
Corporate Bonds - 34 .4%
Basic Materials - 1 .1%
First Quantum Minerals Ltd., 7.2500%, 2/15/34 (144A) 429,000 450,707
FIS Fabbrica Italiana Sintetici SpA, EURIBOR 3 Month + 3.2500%,
5.2758%, 2/5/31 (144A)
‡
EUR 280,000 332,804
Olympus Water US Holding Corp., 5.3750%, 10/1/29 EUR 320,000 355,877
Olympus Water US Holding Corp., 7.2500%, 2/15/33 (144A) $ 200,000 199,222
Taseko Mines Ltd., 8.2500%, 5/1/30 (144A) 288,000 305,695
1,644,305
Communications - 4 .3%
AMC Networks, Inc., 10.5000%, 7/15/32 (144A) 408,000 439,901
APLD ComputeCo LLC, 9.2500%, 12/15/30 (144A) 364,000 378,103
AppLovin Corp., 5.5000%, 12/1/34 512,000 524,184
Cipher Compute LLC, 7.1250%, 11/15/30 (144A) 295,000 303,971
Flash Compute LLC, 7.2500%, 12/31/30 (144A) 439,000 440,490
Gray Media, Inc., 7.2500%, 8/15/33 (144A) 346,000 354,225
Level 3 Financing, Inc., 3.7500%, 7/15/29 (144A) 406,000 374,535
Level 3 Financing, Inc., 6.8750%, 6/30/33 (144A) 115,135 118,646
Level 3 Financing, Inc., 8.5000%, 1/15/36 (144A) 388,000 397,209
Lumen Technologies, Inc., 4.1250%, 4/15/29 (144A) 195,411 195,411
Lumen Technologies, Inc., 10.0000%, 10/15/32 (144A) 184,918 184,918
Midcontinent Communications, 8.0000%, 8/15/32 (144A) 479,000 460,879
Qwest Capital Funding, Inc., 6.8750%, 7/15/28 268,000 258,706
Qwest Capital Funding, Inc., 7.7500%, 2/15/31 151,000 137,292
Rakuten Group, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 4.5780%, 5.1250%, 4/22/26 (144A)
‡,μ
301,000 300,026
Univision Communications, Inc., 8.5000%, 7/31/31 (144A) 299,000 311,814
Univision Communications, Inc., 9.3750%, 8/1/32 (144A) 319,000 343,453
Vmed O2 UK Financing I plc, 6.7500%, 1/15/33 (144A) 393,000 383,238
VZ Secured Financing BV, 7.5000%, 1/15/33 (144A) 377,000 378,155
WULF Compute LLC, 7.7500%, 10/15/30 (144A) 291,000 303,519
6,588,675
Consumer, Cyclical - 7 .8%
Brightstar Lottery plc, 5.7500%, 1/15/33 (144A) 382,000 379,754

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Caesars Entertainment, Inc., 6.0000%, 10/15/32 (144A)
#
$ 757,000 $ 736,454
Carnival Corp., 5.7500%, 8/1/32 (144A) 343,000 352,269
Carvana Co., 4.8750%, 9/1/29 (144A) 939,000 864,349
Carvana Co., 9.0000%, 6/1/30 (144A)
Ø
558,227 582,061
CD&R Firefly Bidco plc, 8.6250%, 4/30/29 GBP 320,000 459,220
Flutter Treasury DAC, 6.1250%, 6/4/31 GBP 170,000 237,117
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27
‡,μ
$ 504,000 501,108
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31 (144A) 527,000 491,539
Latam Airlines Group SA, 7.6250%, 1/7/31 (144A) 473,000 496,059
LGI Homes, Inc., 4.0000%, 7/15/29 (144A) 652,000 598,364
LGI Homes, Inc., 7.0000%, 11/15/32 (144A) 112,000 109,236
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30 (144A) 633,000 659,997
NCL Corp. Ltd., 5.8750%, 1/15/31 (144A) 612,000 613,675
New Home Co., Inc. (The), 9.2500%, 10/1/29 (144A) 73,000 76,922
New Home Co., Inc. (The), 8.5000%, 11/1/30 (144A) 483,000 503,116
Penn Entertainment, Inc., 4.1250%, 7/1/29 (144A) 498,000 462,160
Rivers Enterprise Lender LLC, 6.2500%, 10/15/30 (144A) 353,000 358,351
Royal Caribbean Cruises Ltd., 5.3750%, 1/15/36 285,000 285,596
SIG plc, 9.7500%, 10/31/29 EUR 220,000 250,005
Six Flags Entertainment Corp., 7.2500%, 5/15/31 (144A) $ 454,000 448,039
Six Flags Entertainment Corp., 8.6250%, 1/15/32 (144A) 87,000 88,779
Starz Capital Holdings 1, Inc., 6.0000%, 4/15/30 (144A) 511,000 477,785
Stellantis Finance US, Inc., 6.4500%, 3/18/35 (144A) 350,000 364,743
United Airlines Holdings, Inc., 5.3750%, 3/1/31 208,000 210,066
Victra Holdings LLC, 8.7500%, 9/15/29 (144A) 501,000 527,403
Voyager Parent LLC, 9.2500%, 7/1/32 (144A) 536,000 569,404
Warnermedia Holdings, Inc., 4.0540%, 3/15/29 221,000 207,409
11,910,980
Consumer, Non-cyclical - 3 .9%
BioMarin Pharmaceutical, Inc., 5.5000%, 2/15/34 (144A) 200,000 200,554
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.5160%, 6.7500%, 12/10/54
‡
267,000 277,570
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.8860%, 7.0000%, 3/10/55
‡
169,000 176,883
Garda World Security Corp., 6.5000%, 1/15/31 (144A) 207,000 212,188
HLF Financing Sarl LLC, 12.2500%, 4/15/29 (144A) 175,000 188,151
HLF Financing Sarl LLC, 4.8750%, 6/1/29 (144A) 323,000 306,524
House of HR Group BV, 9.0000%, 11/3/29 EUR 300,000 337,286
Humana, Inc., 5.5000%, 3/15/53 $ 271,000 240,962
ION Platform Finance US, Inc., 7.8750%, 9/30/32 (144A) 581,000 509,545
LifePoint Health, Inc., 10.0000%, 6/1/32 (144A) 271,000 285,911
Nidda Healthcare Holding GmbH, EURIBOR 3 Month + 3.2500%,
5.2760%, 10/15/32 (144A)
‡
EUR 170,000 203,266
Pilgrim's Pride Corp., 6.2500%, 7/1/33 $ 279,000 298,249
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31 (144A) 318,000 318,676
Star Parent, Inc., 9.0000%, 10/1/30 (144A) 167,000 176,264
Surgery Center Holdings, Inc., 7.2500%, 4/15/32 (144A) 242,000 243,649
Synergy Infrastructure Holdings LLC, 7.8750%, 12/1/30 (144A) 644,000 671,780
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 604,000 635,389
UnitedHealth Group, Inc., 5.3000%, 6/15/35
#
137,000 140,973
Veritiv Operating Co., 10.5000%, 11/30/30 (144A) 596,000 638,165
6,061,985

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Diversified - 0 .3%
Progroup AG, 5.3750%, 4/15/31 EUR 400,000 $ 486,446
Energy - 4 .3%
Antero Resources Corp., 5.4000%, 2/1/36 $ 377,000 374,297
DT Midstream, Inc., 5.8000%, 12/15/34 (144A) 205,000 212,631
Granite Ridge Resources, Inc., 8.8750%, 11/4/29 762,000 729,620
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A) 649,000 633,945
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34 (144A) 346,000 355,134
ITT Holdings LLC, 6.5000%, 8/1/29 (144A) 755,000 727,889
OEG Finance plc, 7.2500%, 9/27/29 EUR 320,000 397,655
SM Energy Co., 8.7500%, 7/1/31 (144A) $ 331,000 347,669
SM Energy Co., 9.6250%, 6/15/33 (144A) 335,000 366,385
Sunoco LP, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
4.2300%, 7.8750%, 9/18/30 (144A)
‡,μ
839,000 864,195
Tallgrass Energy Partners LP, 6.7500%, 3/15/34 (144A) 718,000 730,716
USA Compression Partners LP, 6.2500%, 10/1/33 (144A) 496,000 502,447
Viper Energy Partners LLC, 5.7000%, 8/1/35 279,000 284,039
6,526,622
Financial - 5 .7%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28 (144A) 81,000 81,028
Aretec Group, Inc., 10.0000%, 8/15/30 (144A) 229,000 246,677
Asurion LLC and Asurion Co-Issuer, Inc., 8.0000%, 12/31/32 (144A) 231,000 241,350
Asurion LLC and Asurion Co-Issuer, Inc., 8.3750%, 2/1/34 (144A) 206,000 208,258
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30 (144A) 250,000 251,058
Atlas Warehouse Lending Co. LP, 5.2500%, 1/15/33 (144A) 250,000 250,369
Bread Financial Holdings, Inc., 6.7500%, 5/15/31 (144A) 225,000 231,722
Burford Capital Global Finance LLC, 7.5000%, 7/15/33 (144A) 622,000 600,501
Burford Capital Global Finance LLC, 8.5000%, 1/15/34 (144A) 200,000 200,450
Capital One Financial Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.1570%, 3.9500%, 9/1/26
‡,μ
380,000 377,190
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
273,000 282,646
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
3.4170%, 3.8750%, 2/18/26
‡,μ
441,000 440,289
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
1.2800%, 5.5920%, 11/19/34
‡
205,000 210,978
EF Holdco, 7.3750%, 9/30/30 (144A) 395,000 399,223
Freedom Mortgage Holdings LLC, 6.8750%, 5/1/31 (144A) 239,000 237,177
Jane Street Group, 6.7500%, 5/1/33 (144A) 666,000 692,732
JPMorgan Chase & Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8500%, 3.6500%, 6/1/26
‡,μ
441,000 440,617
M&T Bank Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.6790%, 3.5000%, 9/1/26
‡,μ
384,000 377,153
Marex Group plc, 6.4040%, 11/4/29 70,000 72,933
Millrose Properties, Inc., 6.3750%, 8/1/30 (144A) 303,000 309,268
Millrose Properties, Inc., 6.2500%, 9/15/32 (144A) 269,000 272,034
Navient Corp., 5.5000%, 3/15/29
#
506,000 494,919
Osaic Holdings, Inc., 6.7500%, 8/1/32 (144A) 493,000 510,856
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 280,000 286,058
Rithm Capital Corp., 8.0000%, 7/15/30 (144A) 286,000 292,444
StoneX Group, Inc., 7.8750%, 3/1/31 (144A) 136,000 144,688
Toronto-Dominion Bank (The), US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.7210%, 6.3500%, 10/31/85
‡
269,000 273,375

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
US Bancorp, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5410%, 3.7000%, 1/15/27
‡,μ
$ 383,000 $ 377,670
8,803,663
Industrial - 2 .4%
Ardagh Metal Packaging Finance USA LLC, 3.0000%, 9/1/29 EUR 540,000 615,665
Assemblin Caverion Group AB, EURIBOR 3 Month + 3.5000%, 5.5260%, 7/1/31
‡
EUR 320,000 382,568
CompoSecure Holdings LLC, 5.6250%, 2/1/33 (144A) $ 191,000 190,389
JH North America Holdings, Inc., 5.8750%, 1/31/31 (144A) 358,000 364,097
Maxam Prill Sarl, 7.7500%, 7/15/30 (144A) 661,000 688,669
Rand Parent LLC, 8.5000%, 2/15/30 (144A) 474,000 495,335
Reno de Medici SpA, EURIBOR 3 Month + 5.0000%, 7.1000%, 4/15/29
‡
EUR 320,000 113,438
Watco Cos. LLC, 7.1250%, 8/1/32 (144A) $ 254,000 266,266
Weekley Homes LLC, 6.7500%, 1/15/34 (144A) 146,000 146,750
Wilsonart LLC, 11.0000%, 8/15/32 (144A) 415,000 379,066
3,642,243
Technology - 2 .2%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35
#
199,000 204,751
Cloud Software Group, Inc., 9.0000%, 9/30/29 (144A) 554,000 559,413
Cloud Software Group, Inc., 6.6250%, 8/15/33 (144A)
#
58,000 55,598
CoreWeave, Inc., 9.2500%, 6/1/30 (144A)
#
155,000 152,582
CoreWeave, Inc., 9.0000%, 2/1/31 (144A) 381,000 370,430
Electronic Arts, Inc., 2.9500%, 2/15/51 392,000 364,040
Kioxia Holdings Corp., 6.6250%, 7/24/33 (144A) 353,000 368,606
ROBLOX Corp., 3.8750%, 5/1/30 (144A) 521,000 498,480
Rocket Software, Inc., 6.5000%, 2/15/29 (144A) 507,000 451,775
TeamSystem SpA, EURIBOR 3 Month + 3.5000%, 5.5160%, 7/31/31
‡
EUR 320,000 379,661
3,405,336
Utilities - 2 .4%
Algonquin Power & Utilities Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82
‡
$ 202,000 200,534
Alpha Generation LLC, 6.2500%, 1/15/34 (144A) 765,000 769,964
American Electric Power Co., Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.6750%, 3.8750%, 2/15/62
‡
298,000 293,714
CenterPoint Energy, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.2230%, 5.9500%, 4/1/56
‡
406,000 409,104
CMS Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 1.9610%, 6.5000%, 6/1/55
‡
411,000 424,503
Long Ridge Energy LLC, 8.7500%, 2/15/32 (144A) 171,000 181,659
NRG Energy, Inc., 6.0000%, 1/15/36 (144A) 380,000 383,966
Talen Energy Supply LLC, 6.2500%, 2/1/34 (144A) 321,000 325,321
Talen Energy Supply LLC, 6.5000%, 2/1/36 (144A) 472,000 483,915
Vistra Operations Co. LLC, 6.0000%, 4/15/34 (144A) 198,000 207,572
3,680,252
Total Corporate Bonds (cost 51,885,734) 52,750,507
Mortgage-Backed Securities - 47 .2%
1301 Trust , 6.2227% , 8/11/42 (144A)
‡
263,000 266,788
ALA Trust , CME Term SOFR 1 Month + 3.0907% , 6.7717% , 6/15/40 (144A)
‡
176,000 177,158
BAMLL Re-REMIC Trust
0.0099%, 2/27/51 (144A)
‡
243,129 187,889
0.0000%, 11/27/51 (144A)
¤,§
257,817 200,555
0.8576%, 9/27/52 (144A)
‡
327,626 301,904

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
BLP Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.7500% ,
7.4302% , 12/15/42 (144A)
‡
$ 870,000 $ 872,245
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.9409%, 5.6211%, 2/15/39 (144A)
‡
148,756 149,052
CME Term SOFR 1 Month + 1.6423%, 5.3225%, 12/15/39 (144A)
‡
65,015 65,184
CME Term SOFR 1 Month + 1.8920%, 5.5722%, 12/15/39 (144A)
‡
1,114,893 1,117,791
7.7127%, 8/13/41 (144A)
‡
888,000 863,009
CME Term SOFR 1 Month + 2.7905%, 6.4715%, 10/15/41 (144A)
‡
403,815 406,061
BX Trust
CME Term SOFR 1 Month + 2.9413%, 6.6215%, 3/15/30 (144A)
‡
296,307 295,213
CME Term SOFR 1 Month + 2.6901%, 6.3703%, 4/15/41 (144A)
‡
742,847 745,418
CME Term SOFR 1 Month + 2.8894%, 6.5696%, 6/15/41 (144A)
‡
370,000 369,561
5.5173%, 12/13/42 (144A)
‡
590,000 599,257
CME Term SOFR 1 Month + 3.7500%, 7.4302%, 7/15/44 (144A)
‡
808,000 805,668
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 4.4445%, 8/15/36 (144A)
‡
220,000 210,135
CME Term SOFR 1 Month + 1.0145%, 4.6945%, 8/15/36 (144A)
‡
375,000 348,844
BXP Trust , 3.4248% , 6/13/39 (144A)
‡
240,000 233,575
Connecticut Avenue Securities Trust
SOFR30A + 6.0000%, 9.6973%, 12/25/41 (144A)
‡
389,503 404,091
SOFR30A + 12.0000%, 15.6973%, 6/25/42 (144A)
‡
260,263 299,133
SOFR30A + 5.9000%, 9.5973%, 7/25/43 (144A)
‡
1,000,000 1,096,241
SOFR30A + 2.8000%, 6.4973%, 3/25/44 (144A)
‡
1,425,000 1,473,923
SOFR30A + 1.6000%, 5.2973%, 9/25/44 (144A)
‡
60,908 61,158
SOFR30A + 1.7000%, 5.3973%, 1/25/45 (144A)
‡
1,390,536 1,385,977
SOFR30A + 1.9500%, 5.6473%, 2/25/45 (144A)
‡
830,000 838,064
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 4.9445% , 10/15/43
(144A)
‡
325,000 317,688
Extended Stay America Trust
CME Term SOFR 1 Month + 2.6000%, 6.2802%, 10/15/42 (144A)
‡
957,000 965,114
CME Term SOFR 1 Month + 3.3500%, 7.0302%, 10/15/42 (144A)
‡
219,000 221,090
CME Term SOFR 1 Month + 4.1000%, 7.7802%, 10/15/42 (144A)
‡
117,000 118,271
CME Term SOFR 1 Month + 2.9000%, 6.5700%, 2/15/43 (144A)
‡
299,000 300,494
CME Term SOFR 1 Month + 3.7500%, 7.4200%, 2/15/43 (144A)
‡
150,000 151,669
Fashion Show Mall LLC , 5.8259% , 10/10/41 (144A)
‡
1,000,000 1,021,437
FHLMC STACR REMIC Trust
SOFR30A + 6.2500%, 9.9473%, 10/25/33 (144A)
‡
20,164 25,579
SOFR30A + 2.1000%, 5.7973%, 9/25/41 (144A)
‡
277,867 279,821
SOFR30A + 6.2500%, 9.9473%, 9/25/41 (144A)
‡
912,000 937,926
SOFR30A + 7.5000%, 11.1973%, 10/25/41 (144A)
‡
476,492 496,606
SOFR30A + 7.8000%, 11.4973%, 11/25/41 (144A)
‡
983,654 1,031,895
SOFR30A + 7.0000%, 10.6973%, 12/25/41 (144A)
‡
1,236,000 1,291,673
SOFR30A + 8.5000%, 12.1973%, 2/25/42 (144A)
‡
507,575 542,510
SOFR30A + 1.4500%, 5.1473%, 10/25/44 (144A)
‡
269,353 269,579
SOFR30A + 1.6500%, 5.3473%, 2/25/45 (144A)
‡
350,000 350,664
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
767,375 651,192
3.0000%, TBA, 30 Year Maturity
^
4,748,000 4,205,830
3.5000%, TBA, 30 Year Maturity
^
5,263,000 4,865,447
4.0000%, TBA, 30 Year Maturity
^
2,414,000 2,304,412
4.5000%, TBA, 30 Year Maturity
^
3,868,000 3,787,565
5.0000%, TBA, 30 Year Maturity
^
3,308,000 3,305,728
5.5000%, TBA, 30 Year Maturity
^
7,928,000 8,037,644
6.0000%, TBA, 30 Year Maturity
^
3,467,000 3,549,723

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA/FHLMC UMBS, 30 Year, Single Family - (continued)
6.5000%, TBA, 30 Year Maturity
^
$ 153,000 $ 158,445
FREMF Mortgage Trust , 5.6344% , 11/25/28 (144A)
‡
162,000 152,537
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢ ,‡
441,064 443,422
GNMA II, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
^
2,092,000 1,915,852
4.0000%, TBA, 30 Year Maturity
^
204,000 192,894
5.0000%, TBA, 30 Year Maturity
^
96,000 95,942
5.5000%, TBA, 30 Year Maturity
^
68,000 68,733
Great Wolf Trust
CME Term SOFR 1 Month + 2.8900%, 6.5702%, 3/15/39 (144A)
‡
154,000 155,161
CME Term SOFR 1 Month + 5.4360%, 9.1162%, 3/15/39 (144A)
‡
117,000 117,287
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.3254% , 11/25/41 (144A)
‡
330,000 330,631
GWT
CME Term SOFR 1 Month + 2.9395%, 6.6196%, 5/15/41 (144A)
‡
1,330,000 1,339,535
CME Term SOFR 1 Month + 3.6384%, 7.3186%, 5/15/41 (144A)
‡
171,000 171,427
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34 (144A) 238,000 231,064
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.0371%, 10/25/57 (144A)
‡
862,387 890,144
CME Term SOFR 1 Month + 2.6145%, 6.2871%, 10/25/57 (144A)
‡
655,427 675,083
LHOME Mortgage Trust , 7.1280% , 3/25/29 (144A)
Ç
325,000 326,894
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 6.3954%, 4/15/38 (144A)
‡
320,000 320,000
CME Term SOFR 1 Month + 3.3154%, 6.9954%, 4/15/38 (144A)
‡
680,000 679,999
MHP
CME Term SOFR 1 Month + 3.9575%, 7.6377%, 1/15/27 (144A)
‡
800,000 796,935
CME Term SOFR 1 Month + 2.3145%, 5.9955%, 7/15/38 (144A)
‡
325,000 324,600
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 482,000 438,701
MTN Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.2852% ,
8.9752% , 3/15/39 (144A)
‡
650,000 651,580
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
323,000 324,329
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
569,092 578,250
NYC Commercial Mortgage Trust , 5.8329% , 6/10/42 (144A) 1,342,000 1,373,010
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
933,259 935,798
Prima Capital CRE Securitization Ltd. , 5.5000% , 10/1/33 (144A) 175,000 146,712
PRM7 Trust , 6.6184% , 11/10/42 (144A)
‡
278,000 278,454
PRPM LLC , 6.4690% , 5/25/30 (144A)
Ç
609,919 609,792
Saluda Grade Alternative Mortgage Trust
8.0000%, 4/25/29 (144A)
Ç
168,081 167,239
7.5000%, 2/25/30 (144A)
Ç
170,000 170,207
Saluds Grade Alternative Mortgage Trust , 5.6570% , 10/25/40 (144A)
Ç
100,000 99,889
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.7500% ,
6.4302% , 8/15/42 (144A)
‡
200,000 200,899
SCG Trust , CME Term SOFR 1 Month + 3.4000% , 7.0802% , 9/15/42 (144A)
‡
290,000 291,449
SMRT , CME Term SOFR 1 Month + 2.7000% , 6.3810% , 1/15/39 (144A)
‡
800,000 798,014
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 6.4127% , 11/15/36 (144A)
‡
165,000 164,859
SWCH Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.3402%, 7.0204%, 2/15/42 (144A)
‡
170,000 169,416
CME Term SOFR 1 Month + 4.2389%, 7.9191%, 2/15/42 (144A)
‡
530,000 521,622
Taurus UK Designated Activity Co.
SONIO/N + 2.0000%, 5.7314%, 7/20/35 (144A)
‡
GBP 120,000 163,728
SONIO/N + 2.8000%, 6.5314%, 7/20/35 (144A)
‡
GBP 170,000 231,645

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.0906% ,
6.7708% , 4/15/42 (144A)
‡
$ 271,000 $ 272,367
TVC Mortgage Trust
5.5750%, 4/25/40 (144A)
Ç
100,000 99,998
6.3400%, 4/25/40 (144A)
‡
100,000 99,999
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
496,000 503,780
Wells Fargo Commercial Mortgage Trust
6.3820%, 3/15/38 (144A)
‡
302,000 303,352
7.1375%, 3/15/38 (144A)
‡
189,000 190,347
5.7613%, 9/15/40 (144A)
‡
561,000 570,051
Total Mortgage-Backed Securities (cost $72,173,155) 72,545,523
Common Stocks - 0 .9%
Biotechnology - 0 .3%
BioMarin Pharmaceutical, Inc.* 6,823 385,772
Communications Equipment - 0 .1%
Ciena Corp.* 638 160,655
Diversified Telecommunication Services - 0 .2%
GCI Liberty, Inc.*
,¢
250 250,000
Semiconductors & Semiconductor Equipment - 0 .1%
Broadcom, Inc. 662 219,321
Software - 0 .2%
Cipher Mining, Inc.* 18,777 299,681
Total Common Stocks (cost $1,377,559) 1,315,429
Exchange Traded Fund - 3 .9%
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
(cost $5,659,456) 112,357 6,025,706
Investment Companies - 3 .2%
Money Market Funds - 3 .2%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $4,955,625) 4,955,626 4,957,112
Investments Purchased with Cash Collateral from Securities Lending - 0 .8%
Investment Companies - 0 .6%
Janus Henderson Cash Collateral Fund LLC, 3.5827%
£,∞
925,022 925,022
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6500%, 2/2/26 231,256 231,256
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,156,278) 1,156,278
Total Investments (total cost $ 189,013,292 ) - 123 .9% 190,217,783
Liabilities, net of Cash, Receivables and Other Assets - (23.9%) (36,662,873)
Net Assets - 100.0% $153,554,910

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 172,371,282 90 .6%
Luxembourg 4,305,763 2 .3
United Kingdom 3,457,980 1 .8
Netherlands 2,652,808 1 .4
Canada 1,804,159 0 .9
Italy 825,903 0 .4
Germany 689,712 0 .4
Japan 668,632 0 .4
Ireland 632,490 0 .3
Spain 598,792 0 .3
France 597,894 0 .3
Finland 587,029 0 .3
Chile 496,059 0 .3
Sweden 382,568 0 .2
Cayman Islands 146,712 0 .1
Total $190,217,783 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 7.1%
Exchange Traded Fund - 3.9%
Janus Henderson
Emerging Markets
Debt Hard Currency
ETF $ 6,728,350 $ 138,316 $ (782,840) $ 38,443 $ (96,563) $ 6,025,706 112,357 $ 140,100
Money Market Funds - 3.2%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
3,265,055 68,665,180 (66,973,504) (453) 834 4,957,112 4,955,626 41,946
Investments Purchased
with Cash Collateral
from Securities Lending
- 0.8%
Investment Companies - 0.6%
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
2,069,198 7,162,225 (8,306,401) – – 925,022 925,022 16,173
Δ
Total Affiliated
Investments - 7.7% $12,062,603 $75,965,721 $(76,062,745) $37,990 $(95,729) $11,907,840 $198,219

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Unfunded Loan Commitments
Borrower
Unfunded Loan
Commitments Value
Unrealized
Appreciation/
(Depreciation)
Azuria Water Solutions, Inc., Delayed Draw First Lien Term Loan $55,170 $54,893 $(277)
Salas Obrien, Inc., Delayed Draw First Lien Term Loan $31,037 $31,193 $156
Total $86,207 $86,086 $(121)
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 3/4/26 (502,920) $ 590,397 $ 8,667
Euro 3/4/26 (496,250) 585,493 5,626
Euro 3/4/26 (188,252) 219,567 4,673
Euro 3/4/26 (108,160) 126,492 2,345
Euro 3/4/26 (103,559) 121,533 1,824
Euro 3/4/26 452,453 (540,485) 1,537
Euro 3/4/26 (103,316) 121,895 1,171
Euro 3/4/26 (19,847) 23,259 382
Euro 3/4/26 500,000 (595,781) 196
Euro 3/4/26 (6,582) 7,647 193
Euro 3/4/26 (9,359) 10,998 150
Euro 3/4/26 (5,690) 6,722 55
Euro 3/4/26 (4,170) 4,914 54
Euro 3/4/26 (2,601) 3,051 48
Euro 3/4/26 (2,837) 3,334 45
Euro 3/4/26 280,000 (333,549) 22
Euro 3/4/26 46,297 (54,036) (1,112)
Euro 3/4/26 95,596 (112,419) (1,453)
Euro 3/4/26 400,000 (467,899) (8,569)
Euro 3/4/26 498,750 (585,288) (8,808)
Euro 3/4/26 650,650 (764,542) (10,493)
Euro 3/4/26 498,750 (582,735) (11,362)
Euro 3/4/26 997,500 (1,168,970) (19,222)
Euro 3/4/26 1,931,350 (2,269,421) (31,146)
Euro 3/4/26 9,295,012 (10,899,798) (172,147)
Great British Pound 3/4/26 (109,614) 145,902 4,512
Great British Pound 3/4/26 891,322 (1,189,174) (33,909)
Japanese Yen 3/4/26 (34,178,294) 215,948 6,129
Japanese Yen 3/4/26 10,668,744 (67,392) (1,929)
Japanese Yen 3/4/26 23,509,550 (150,242) (2,515)
(265,036)
Total $(265,036)

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 11 3/20/26 $ 1,230,109 $ (16,360)
U.S. Treasury 2 Year Notes 65 3/31/26 13,551,992 (28,011)
U.S. Treasury 5 Year Notes 290 3/31/26 31,589,610 (173,538)
Total - Futures Long (217,909)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 41 3/20/26 (4,680,406) 62,504
U.S. Treasury Long Bonds 9 3/20/26 (1,036,125) 9,521
U.S. Treasury Ultra Bonds 14 3/20/26 (1,644,125) 30,226
Total - Futures Short 102,251
Total $(115,658)
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 6 7,325.00 USD 03/20/2026 $ 300 $ (8,169) $ 3,669 $ (4,500)
U.S. Treasury 10 Year Notes 28 114.50 USD 02/20/2026 2,800,000 (3,022) 2,147 (875)
U.S. Treasury 5 Year Notes 57 110.50 USD 02/20/2026 5,700,000 (5,261) 3,480 (1,781)
Total $(16,452) $9,296 $(7,156)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 6 6,525.00 USD 03/20/2026 $ 300 $ (18,669) $ 3,444 $ (15,225)
U.S. Treasury 10 Year Notes 28 111.00 USD 02/20/2026 2,800,000 (6,084) 2,584 (3,500)
U.S. Treasury 5 Year Notes 57 108.25 USD 02/20/2026 5,700,000 (6,597) 3,925 (2,672)
Total $(31,350) $9,953 $(21,397)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.45-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/30 $ 7,300,000 $ (164,004) $ (8,511) $ (172,515)

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date Notional Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 07/24/2026 USD 149,180 $ 4,504
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2026
Futures contracts:
Average notional amount of contracts - long $42,130,310
Average notional amount of contracts - short 8,135,307
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 3,083,217
Average amounts sold - in USD 18,005,702
Credit default swaps:
Average notional amount - buy protection 2,433,333
OTC Swaps:
Average notional amount 89,839
Options:
Average value of option contracts written 11,068

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EUR0012M 12-Month EURIBOR
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GBP British Pound
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended January 31, 2026 is $891,144, which represents 0.6% of net assets.
# Loaned security; a portion of the security is on loan at January 31, 2026.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
† The position has not yet settled as of January 31, 2026. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $103,707,055 which represents 67.5% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 20,442,340 $ 197,722 $ 20,640,062
Bank Loans — 21,874,694 — 21,874,694
Collateralized Loan Obligations — 7,656,854 — 7,656,854
Convertible Bonds — 1,295,618 — 1,295,618
Corporate Bonds — 52,750,507 — 52,750,507
Mortgage-Backed Securities — 72,102,101 443,422 72,545,523
Common Stocks
Diversified Telecommunication
Services — — 250,000 250,000
All Other 1,065,429 — — 1,065,429
Exchange Traded Fund 6,025,706 — — 6,025,706
Investment Companies — 4,957,112 — 4,957,112
Investments Purchased with Cash
Collateral from Securities Lending — 1,156,278 — 1,156,278
Total Investments in Securities $ 7,091,135 $ 182,235,504 $ 891,144 $ 190,217,783
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 37,629 $ — $ 37,629
Futures Contracts 102,251 — — 102,251
OTC Swaps — 4,504 — 4,504
Total Other Financial Instruments $ 102,251 $ 42,133 $ — $ 144,384
Unfunded Loan Commitments $ — $ 156 $ — $ 156
Total Assets $ 7,193,386 $ 182,277,793 $ 891,144 $ 190,362,323
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 69,906 $ — $ 69,906
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 8,511 $ — $ 8,511
Forward Foreign Currency Exchange
Contracts — 302,665 — 302,665
Futures Contracts 217,909 — — 217,909
Options Written, at Value 28,553 — — 28,553
Total Other Financial Instruments $ 246,462 $ 311,176 $ — $ 557,638
Unfunded Loan Commitments $ — $ (277) $ — $ (277)
Total Liabilities $ 246,462 $ 381,359 $ — $ 627,821
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Income ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-71291 03-26